TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes:
Current taxes	$ (101)	$ (125)	$ (24)
Deferred taxes	1,223
Total	1,122	(125)	(24)
Domestic	1,223
Foreign	$ (101)	$ (125)	$ (24)